Document and Entity Information	9 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Entity Filer Category	Smaller Reporting Company